Location Contracts Acquired	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Location Contracts Acquired	Location Contracts Acquired
Location contract assets acquired in business acquisitions are recorded at acquisition at fair value based on an income approach. Location contracts acquired consist of the following at March 31, 2020 and December 31, 2019 (in thousands):

	March 31, 2020	December 31, 2019
Cost	$204,353	$204,353
Accumulated amortization	(42,620)	(37,570)
Location contracts acquired, net	$161,733	$166,783

Amortization expense of location contracts acquired was $5.1 million and $3.6 million, during the three months ended March 31, 2020 and 2019, respectively.
Location Contracts Acquired
Location contract assets acquired in business acquisitions are recorded at acquisition at fair value based on an income approach. Location contracts acquired consist of the following at December 31, 2019 and 2018 (in thousands):

	2019	2018
Cost	$204,353	$147,341
Accumulated amortization	(37,570)	(21,302)
Location contracts acquired, net	$166,783	$126,038

Each asset is amortized over the expected useful life of 10 years. Estimated amortization expense related to location contracts acquired for the next five years and thereafter is as follows:

Year ending December 31:
2020	$20,475
2021	20,475
2022	20,475
2023	20,475
2024	20,267
Thereafter	64,615
Total	$166,783

Amortization expense of location contracts acquired was $16.2 million, $10.8 million and $6.5 million, during the years ended December 31, 2019, 2018 and 2017, respectively.